SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) (Parenthetical) $ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 22, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Sep. 21, 2020 USD ($) shares	Sep. 21, 2020 CAD ($) shares
IfrsStatementLineItems [Line Items]
Interest payments on debentures	$ 694	$ 888	$ 706	$ 903			$ 727	$ 888
Globex Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued					232,240	232,240			65,657	65,657
Number of shares issued, value					$ 305	$ 385			$ 246	$ 325